As filed with Securities and Exchange Commission on April 5, 2019.

File Nos. 333-201800

811-03240

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No.                   [  ]

               Post-Effective Amendment No. 16              [X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 259                            [X]

(Check Appropriate Box or Boxes)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

(Exact Name of Registrant)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(Name of Depositor)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (713) 831-3150

MARK MATTHES, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 15 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 258 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on February 8, 2019 and pursuant to Rule 485 (a) (1) would have become effective on April 9, 2019. Post-Effective Amendment No. 16 and Amendment No. 259 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating April 29, 2019 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 15 to Form N-4 on February 8, 2019 and are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Houston, and State of Texas, on this 4th day of April 2019.

THE VARIABLE ANNUITY LIFE INSURANCE
COMPANY SEPARATE ACCOUNT A
(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

By:	/s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	April 4, 2019

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 4, 2019

*THOMAS J. DIEMER THOMAS J. DEIMER	Director, Executive Vice President and Chief Financial Officer	April 4, 2019

*JANA W. GREER WILLIAM J. CARR	Director	April 4, 2019

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director	April 4, 2019

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 4, 2019

*STEPHEN A. MAGINN STEPHEN A. MAGINN	Director, Senior Vice President and Chief Distribution Officer	April 4, 2019

Director, Senior Vice President and Chief Investment Officer
CRAIG A. SABAL

*DON W. CUMMINGS DON W. CUMMINGS	Senior Vice President and Controller	April 4, 2019

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 4, 2019

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 4, 2019